Organization and Business Description	6 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Organization and Business Description

1. Organization and Business Description

Organization and Nature of Operations

PTL Limited (the “Company”) is a limited liability company established under the laws of the British Virgin Islands on December 29, 2023. It is a holding company with no business operation.

The Company owns 100% equity interest of (i) Petrolink Energy Limited (“Petrolink Hong Kong”), a limited liability company established in Hong Kong on June 21, 2013; and (ii) Petrolink Energy Pte. Ltd. (“Petrolink  Singapore”), a private company limited by shares established in Singapore on February 5, 2024.

The Company, through its wholly-owned subsidiaries, Petrolink Hong Kong and Petrolink Singapore, (collectively, the “Group”), is an established bunkering facilitator providing marine fuel logistics services for vessel refuelling, primarily serving the Asia Pacific market. The Group leverages on its close relationships and partnership within our established network in the marine fuel logistic industry, including the upstream suppliers and downstream customers, to provide a one-stop solution for vessel refuelling. The Group purchases marine fuel from its suppliers and coordinate delivery of the fuel directly to its customers through the suppliers. As a bunker facilitator, the Group’s services mainly involve (i) facilitating with its suppliers to supply fuel for the use by the customers’ vessels at various ports along their voyages in the Asia Pacific region; (ii) arranging vessel refuelling activities at competitive pricing to the customers; (iii) offering trade credit to the customers for vessel refuelling; (iv) handling unforeseeable circumstances faced by the customers and providing contingency solutions to the customers in a timely manner; and (v) handling disputes, mainly in relation to quality and quantity issues on marine fuel, if any.

Reorganization

A reorganization of the legal structure of the Company (the “Reorganization”) was completed on February 21, 2024. Prior to the Reorganization, Petrolink Hong Kong, the operating subsidiary of the Company, was controlled by Mr. Tak Wing, Ho. As part of the Reorganization, PTLE Limited, being the immediate holding company of the Company, was first incorporated under the laws of the British Virgin Islands on December 21, 2023 and was controlled by Mr. Tak Wing, Ho. Subsequently, the Company was incorporated as a wholly owned subsidiary of PTLE Limited. On February 5, 2024, Petrolink Singapore was incorporated in Singapore as a wholly-owned subsidiary of the Company. On February 21, 2024, Mr. Tak Wing, Ho transferred his all ordinary shares in Petrolink Hong Kong to the Company. Consequently, the Company became the holding company of Petrolink Hong Kong on February 21, 2024. The Company and its subsidiaries resulting from Reorganization has always been under the common control of the same controlling shareholders before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The accompanying unaudited condensed consolidated financial statements reflect the activities of PTL Limited and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Petrolink Energy Limited (“Petrolink Hong Kong”)	June 21, 2013	Hong Kong	100%	Providing marine fuel logistics services and one-stop solutions for vessel refuelling
Petrolink Energy Pte. Ltd. (“Petrolink Singapore”)	February 5, 2024	Singapore	100%	Sales office

Basis of Presentation and Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements as of and for the six months ended June 30, 2025 include all adjustments (consisting of only normal recurring adjustments) considered necessary to present fairly the financial position, results of operations and cash flows for such interim periods. The results of operations for the six months ended June 30, 2025 are not necessarily indicative of results to be expected for the full year ending December 31, 2025. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the years ended December 31, 2024, 2023 and 2022.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.